                              ING VP BOND PORTFOLIO
                              ING VP Bond Portfolio

                         Supplement Dated August 6, 2004
                       to the ING Variable Products Funds
                               Class I and Class S
                   Statement of Additional Information ("SAI")
                              Dated April 30, 2004

On March 24, 2004, the Board of Trustees for ING VP Bond Portfolio (the "Portfolio") approved changing the name of the Portfolio to ING VP Intermediate Bond Portfolio. All references to the name ING VP Bond Portfolio in the SAI are hereby deleted and replaced with ING VP Intermediate Bond Portfolio. This change will be effective August 6, 2004.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              ING VP BOND PORTFOLIO
                              ING VP Bond Portfolio

                         Supplement Dated August 6, 2004
                       to the ING Variable Products Funds
                    Class I Prospectus and Class S Prospectus
                              Dated April 30, 2004

On March 24, 2004, the Board of Trustees for ING VP Bond Portfolio (the "Portfolio") approved changing the name of the Portfolio to ING VP Intermediate Bond Portfolio. All references to the name ING VP Bond Portfolio in the Prospectuses are hereby deleted and replaced with ING VP Intermediate Bond Portfolio. This change will be effective August 6, 2004.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE